Commitments and Contingent Liabilities (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingent Liabilities [Line Items]
Undrawn Outstanding Letters Of Credit In Favor Of Third Parties	$ 210,300,000	$ 45,400,000
Undrawn Outstanding Letters Of Credit Between Subsidiaries	995,500,000	763,500,000
Line of Credit Facility, Maximum Borrowing Capacity	880,900,000.0
Line of Credit Facility, Commitment Fee Amount	9,800,000	7,300,000	4,900,000
Operating Leases, Rent Expense	18,500,000	19,500,000	18,800,000
Syndicated Credit Facility $850 Million [Member]
Commitments And Contingent Liabilities [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	850,000,000.0
Insurance Treaty Guarantee [Member]
Commitments And Contingent Liabilities [Line Items]
Guarantor Obligations, Current Carrying Value	826,900,000	686,000,000
Insurance Treaty Guarantee Net Of Assets Held In Trust [Member]
Commitments And Contingent Liabilities [Line Items]
Guarantor Obligations, Current Carrying Value	647,900,000	463,500,000
Guarantee Of Borrowed Securities [Member]
Commitments And Contingent Liabilities [Line Items]
Guarantor Obligations, Current Carrying Value	93,000,000	87,500,000
Guarantee Of Lease Obligations [Member]
Commitments And Contingent Liabilities [Line Items]
Operating Leases, Rent Expense	8,300,000	10,100,000
Guarantee Of Subsidiary Collateral Financing [Member]
Commitments And Contingent Liabilities [Line Items]
Guarantor Obligations, Current Carrying Value	300,000,000
Limited Partner [Member]
Commitments And Contingent Liabilities [Line Items]
Commitments To Extend Credit	239,500,000	176,700,000
Commercial Loan [Member]
Commitments And Contingent Liabilities [Line Items]
Commitments To Extend Credit	4,600,000	22,200,000
Private Placement Investments [Member]
Commitments And Contingent Liabilities [Line Items]
Commitments To Extend Credit	22,000,000
Bank Loans [Member]
Commitments And Contingent Liabilities [Line Items]
Commitments To Extend Credit	$ 37,000,000	$ 68,500,000